CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 851	$ 1,990
Preferred stock, shares issued	0	0
Common stock issuable shares issuable	28,000
Common Class A [Member]
Common stock, shares issued	29,277,408	28,758,734
Common stock, shares outstanding	29,277,408	28,758,734
Common Class B [Member]
Common stock, shares issued	2,503	2,503
Common stock, shares outstanding	2,503	2,503